Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers	$ 827	$ 163
Prepaid expenses	8,927	4,319
Government institutions	1,662	811
Other	1,402	2,146
Total	$ 12,818	$ 7,439